Investments: Unrealized Gain (Loss) on Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Unrealized Gain (Loss) on Investments

	September 30, 2013	December 31, 2012

Debt securities	$ 452	$ 671
Deferred income taxes	(158)	(248)

Net unrealized investment gains	$ 294	$ 423

	2012	2011	2010

Debt securities	$ 671	$ 4,154	$ 2,284
Deferred income taxes	(248)	(1,467)	(814)

Net unrealized investment gains	$ 423	$ 2,687	$ 1,470